Acquisition and Disposition of Companies (Details Narrative) $ in Thousands		1 Months Ended
	Oct. 08, 2015	Mar. 20, 2017 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2016	May 27, 2016 $ / shares	May 06, 2016 shares	Oct. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Legal and beneficial interests, Acquired							100.00%
Acquisition and disposition description

Altiplano included a 3% NSR royalty and a buy back option. Marlin Gold retained the Altiplano royalty and buy back option, and shall receive a 1.5% NSR on all non-Altiplano claims that currently have no royalties associated with them. The closing of the Share Purchase Agreement resulted in Marlin Gold becoming an Insider of the Company, at that time, by virtue of having a 10.79% interest in the Company

Marlin Gold [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Legal and beneficial interests, Acquired	100.00%
Purchase and Sale Agreement [Member] | Endeavour Silver Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares sold percent						100.00%
Legal and beneficial interests, Acquired				100.00%		100.00%
Common stock shares sold | shares						2,147,239
Common stock fair value per shares | $ / shares					$ 3.99
Membership Agreement [Member] | American Innovative Minerals, LLC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Legal and beneficial interests, Acquired		100.00%
Purchase price		$ 2,000
Buyout provision amount		600	$ 2,000
Advance royalty payments per year		35
Membership balance		425
Remaining membership balance			$ 390
Fair value of Membership Agreement		$ 183
Interest of public entity			19.99%
Membership Agreement [Member] | American Innovative Minerals, LLC [Member] | Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial public offering, minimum			$ 5,000